Equity - Schedule Of Detailed Information About Hedges Of Net Investments Of Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about hedges [line items]
Balance at January 1	$ 277,441	$ 8,461	$ 520,281	$ 121,833
Foreign currency risk - loans denominated in foreign currency	438,262	13,366	(242,840)	398,448
Balance at December 31	$ 715,703	$ 21,827	$ 277,441	$ 520,281